CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Licensing and collaboration revenue	$ 9,292,724	$ 10,175,258	$ 700,913
Expenses
Research and development expenses	(81,339,540)	(68,099,385)	(33,538,035)
Third parties	(46,212,077)	(55,020,367)	(23,645,740)
Related parties	(35,127,463)	(13,079,018)	(9,892,295)
Administrative expenses	(11,873,867)	(14,439,962)	(10,314,536)
Loss from operations	(83,920,683)	(72,364,089)	(43,151,658)
Interest income	377,501	76,166	629,288
Interest expense	(693,323)	(363,762)	(202,165)
Other income, net	2,168,388	1,778,822	971,949
Foreign exchange gain (loss), net	2,555,325	(603,459)	(644,693)
Loss before income tax	(79,512,792)	(71,476,322)	(42,397,279)
Income tax expense	(459,055)	(1,701,613)
Net loss attributable to Adagene Inc.'s shareholders	(79,971,847)	(73,177,935)	(42,397,279)
Other comprehensive income (loss)
Foreign currency translation adjustments, net of nil tax	(755,324)	257,000	(6,087)
Total comprehensive loss attributable to Adagene Inc.'s shareholders	(80,727,171)	(72,920,935)	(42,403,366)
Net loss attributable to Adagene Inc.'s shareholders	(79,971,847)	(73,177,935)	(42,397,279)
Accretion of convertible redeemable preferred shares to redemption value		(28,553)	(248,113)
Net loss attributable to ordinary shareholders	$ (79,971,847)	$ (73,206,488)	$ (42,645,392)
Weighted average number of ordinary shares used in per share calculation:
-Basic	54,135,084	50,032,009	15,950,698
-Diluted	54,135,084	50,032,009	15,950,698
Net loss per ordinary share
-Basic	$ (1.48)	$ (1.46)	$ (2.67)
-Diluted	$ (1.48)	$ (1.46)	$ (2.67)